ACCOUNTS RECEIVABLE (Details) - USD ($)	12 Months Ended
	Dec. 29, 2017	Dec. 30, 2016	Jan. 01, 2016	Dec. 29, 2017	Dec. 30, 2016
Accounts receivable
Gross				$ 63,542,000	$ 50,058,000
Allowance for doubtful accounts	$ (785,000)	$ (760,000)	$ (662,000)	(369,000)	(785,000)
Net				63,173,000	49,273,000
Movements in the allowance for doubtful accounts
Balance as of the beginning of the year	785,000	760,000	662,000
(Recovery of) provision for doubtful accounts	(189,000)	216,000	586,000
Write-offs of uncollectible accounts	(227,000)	(191,000)	(488,000)
Balance as of the end of the year	$ 369,000	$ 785,000	$ 760,000
Accounts Receivable. | Credit concentration risk | Consolidated Edison of New York
Movements in the allowance for doubtful accounts
Customer concentration risk percentage	15.00%	20.00%
Accounts Receivable. | Credit concentration risk | Dormitory Authority-State of New York
Movements in the allowance for doubtful accounts
Customer concentration risk percentage	19.00%	19.00%
Contract Revenue | Credit concentration risk | Consolidated Edison of New York
Movements in the allowance for doubtful accounts
Customer concentration risk percentage	16.00%
Contract Revenue | Credit concentration risk | Dormitory Authority-State of New York
Movements in the allowance for doubtful accounts
Customer concentration risk percentage	22.00%
Billed
Accounts receivable
Gross				30,250,000	25,909,000
Unbilled
Accounts receivable
Gross				24,732,000	18,988,000
Contract retentions
Accounts receivable
Gross				$ 8,560,000	$ 5,161,000